Equity (Details) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Nov. 20, 2022 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Equity [Line Items]
Reverse stock split							263,322
Aggregate shares issued					153,333
Aggregate ordinary shares issued				113,333
Exercised shares issued		233,333	320,000	56,667
Offering sale of units			640,000
Existing shares price per share (in Dollars per share) | $ / shares	$ 0.001
Consolidated shares	1
Consolidated shares price per share (in Dollars per share) | $ / shares	$ 0.03
Tiger Brokers (Singapore) Ptd. Ltd. [Member]
Equity [Line Items]
ESOP shares issued								264,727
Reverse stock split							1,241,000
November 2020 Offering [Member]
Equity [Line Items]
Issuance of totaling					153,333	266,666
Reverse stock split				3,400,000	4,600,000	8,000,000
Per share price (in Dollars per share) | $ / shares						$ 157.5
Underwriting discounts and commissions (in Dollars) | $						$ 42
Net proceeds (in Dollars) | $				$ 17	$ 23
Offering sale of units				113,333
November 2020 Offering [Member] | February 2021 Offering [Member]
Equity [Line Items]
New warrants term			5 years
February 2021 Offering [Member]
Equity [Line Items]
Reverse stock split			19,200,000
Per share price (in Dollars per share) | $ / shares			$ 5
Net proceeds (in Dollars) | $			$ 90
Aggregate offering units			640,000
Aggregate price per unit (in Dollars per share) | $ / shares			$ 150
February 2021 Offering [Member] | Two Warrants [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 157.5
Warrants [Member]
Equity [Line Items]
Aggregate ordinary shares issued			640,000
Intrinsic value of warrants (in Dollars) | $
Warrants [Member] | March 2021 Offering [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares		$ 6.59
March 2021 Offering [Member]
Equity [Line Items]
Reverse stock split		14,000,000
Per share price (in Dollars per share) | $ / shares		$ 6.1
Net proceeds (in Dollars) | $		$ 80
Aggregate offering units		466,667
Aggregate price per unit (in Dollars per share) | $ / shares		$ 183
Aggregate shares		466,667
Offering shares		466,667
Warrant exercise price (in Dollars per share) | $ / shares		$ 197.7
Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of totaling					642,145
Reverse stock split		7,000,000	9,600,000	3,400,000	4,600,000		263,322
Per share price (in Dollars per share) | $ / shares					$ 156.9
Issued and unissued	30
ESOP shares issued								264,727
Reverse stock split							725,000
Class A Ordinary Shares [Member] | November 2020 Offering [Member] | February 2021 Offering [Member]
Equity [Line Items]
Reverse stock split			13,600,000
Class A Ordinary Shares [Member] | November 2020 Offering [Member] | February 2021 Offering [Member]
Equity [Line Items]
Reverse stock split			13,600,000
Per share price (in Dollars per share) | $ / shares			$ 11.06
Class A Ordinary Shares [Member] | November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member]
Equity [Line Items]
Reverse stock split			13,600,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Issued and unissued	30
Before Reverse Split [Member]
Equity [Line Items]
Reverse stock split			19,200,000
Exercised shares issued				1,700,000
Before Reverse Split [Member] | November 2020 Offering [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares						$ 5.25
Before Reverse Split [Member] | February 2021 Offering [Member] | Two Warrants [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares			$ 5.25
Before Reverse Split [Member] | Warrants [Member]
Equity [Line Items]
Reverse stock split			19,200,000
Before Reverse Split [Member] | March 2021 Offering [Member]
Equity [Line Items]
Aggregate shares		14,000,000
Before Reverse Split [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares					$ 5.23
Initial Public Offering [Member]
Equity [Line Items]
Underwriting discounts and commissions (in Dollars) | $					$ 92
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split					19,264,337
Class A Ordinary Shares [Member]
Equity [Line Items]
Reverse stock split			19,200,000	3,400,000	4,600,000
Aggregate shares issued				113,333
Aggregate ordinary shares issued					153,333
Exercised shares issued					76,667
Aggregate shares			640,000
Class A Ordinary Shares [Member] | November 2020 Offering [Member] | February 2021 Offering [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 331.8
Aggregate shares			453,333
Offering shares			453,333
Aggregate net proceeds (in Dollars) | $			$ 68
Class A Ordinary Shares [Member] | November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member]
Equity [Line Items]
Issuance of totaling			453,333
Class A Ordinary Shares [Member] | March 2021 Offering [Member]
Equity [Line Items]
Reverse stock split		14,000,000
Aggregate shares		466,667
Class A Ordinary Shares [Member] | Before Reverse Split [Member]
Equity [Line Items]
Exercised shares issued					2,300,000